SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the condensed consolidated financial statements.

On April 21, 2022, the Company entered into a PIPE Subscription Agreement with an additional investor (the “Additional Investor”), whereby the Additional Investor has committed to purchase in a private placement 2,000,000 shares of New Mondee Common Stock at a purchase price of $10.00 per share (the “Additional Shares”) and an aggregate purchase price of $20,000,000 million (the “Additional Investment”) bringing the total amount of commitments from both the PIPE Investment and the Additional Investment to $70.0 million. See Note 6.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 24 and February 1, 2022, the Company entered into agreements with vendors for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 and $625,000, respectively, upon the consummation of the Business Combination.